TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes On Income [Line Items]
Period of tax exemption	2 years
Period in which investment must be made	3 years
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Effective corporate income tax rate	23.00%	23.00%	23.00%
Net operating losses	$ 188,435
Capital loss	8,298
Accrued interest and penalties	134
Valuation allowance amount	$ 96,076	$ 89,320
First Two Years [Member] | Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%
First Two Years [Member] | Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%
Preferred Technological Enterprise income [Member]
Taxes On Income [Line Items]
Tax rate reduction percent	12.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it	90.00%
Amortization period for deferred stock issuance costs	3 years
Norway [Member]
Taxes On Income [Line Items]
Net operating losses	$ 20,116
Brazil [Member]
Taxes On Income [Line Items]
Net operating losses	$ 34,040
Annual limit against taxable income	30.00%
Domestic Country [Member] | Minimum [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	21.00%
Domestic Country [Member] | Maximum [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	35.00%